Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings		$ 101		$ 101		$ 101	$ 179
Long-Term Debt		180		180		180	0
Long-Term Debt		7,019		7,019		7,019	7,108
Less: Cash and Cash Equivalents		(3,104)	$ (1,262)	(3,104)	$ (1,262)	(3,104)	(2,227)	$ (3,154)	$ (2,167)	$ (4,524)
Net Debt		4,196		4,196		$ 4,196	$ 5,060
Net Earnings (Loss)		820	1,864	2,996	3,366
Add (Deduct):
Foreign Exchange (Gain) Loss, Net		(73)	133	81	7
Gains (losses) on disposals of non-current assets	[1]	(17)	0	(121)	22
Re-measurement of Contingent Payments		0	67	30	83
Other (Income) Loss, Net		(28)	$ (22)	(158)	$ (42)
Net Debt to Adjusted EBITDA (times)						40.00%	50.00%
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings		101		101		$ 101	$ 179
Long-Term Debt		180		180		180	0
Long-Term Debt		7,019		7,019		7,019	7,108
Total Debt		7,300		7,300		7,300	7,287
Less: Cash and Cash Equivalents		(3,104)		(3,104)		(3,104)	(2,227)
Net Debt		$ 4,196		$ 4,196		4,196	5,060
Net Earnings (Loss)						3,739	4,109
Add (Deduct):
Finance costs, net						539	538
Income Tax Expense (Recovery)						1,122	931
Depreciation, Depletion and Amortization						4,916	4,644
Exploration and Evaluation Asset Write-downs						69	29
(Income) Loss From Equity-Accounted Affiliates						(76)	(51)
Unrealized (Gain) Loss on Risk Management						(5)	52
Foreign Exchange (Gain) Loss, Net						7	(67)
Gains (losses) on disposals of non-current assets						(123)	20
Re-measurement of Contingent Payments						6	59
Other (Income) Loss, Net						(179)	(63)
Adjusted EBITDA						$ 10,015	$ 10,201

[1]	Revised presentation as of January 1, 2024. See Note 3.